RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES
16.	RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group because they are affiliates of the Group under the common control of the Group’s major shareholder. The related parties only act as service providers and lessors to the Group and there is no other relationship wherein the Group has the ability to exercise significant influence over the operating and financial policies of these parties. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Lishan Property (Suzhou) Co., Ltd. (“Suzhou Property”)	Commercial leasing business	Controlled by Qi Ji

Ctrip.com International, Ltd. (“Ctrip.com”)	Online travel services provider	Qi Ji is a director

Winner Crown Holdings Limited. (“Winner Crown”)	Investment Company	Controlled by Qi Ji

Qi Ji	Founder	Founder

In August 2011, Mr. Qi Ji sold all the ownership interests in Powerhill to third parties and since then Powerhill and its wholly owned subsidiary Suzhou Property has been no longer related party to the Group.

(a)	Related party balances

Amounts due from related parties are comprised of a loan to Suzhou Property which was converted into prepayment for rent during 2009. The amounts due from related parties were unsecured and interest free.

	At December 31,
	2010	2011
Suzhou Property	3,267	—

Amounts due to related parties were comprised of commissions payable to Ctrip for reservation services. The amounts due to related parties were interest free and payable upon demand.

	At December 31,
	2010	2011
Ctrip.com	855	1,030

(b)	Related party transactions

During the years ended December 31, 2009, 2010 and 2011, related party transactions consisted of the following:

	Year Ended December 31,
	2009	2010	2011
Rental expense — Suzhou Property	3,614	3,640	2,275
Commission expenses — Ctrip.com	9,949	9,458	7,962

In August 2009, the Company issued 1,982,509 ordinary shares at RMB12.32 (US$1.80) to Winner Crown for total proceeds of RMB24,432 (US$3,577).

In March 2010, the Company issued 7,202,482 ordinary shares at the price equal to the IPO price per ordinary share for the total proceeds of RMB150,572 (US$22,058) to Ctrip.com.